EXPLORATION AND EVALUATION ASSETS (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	$ 1,868.2
Exploration and evaluation expenditures1	38.4	$ 31.7
Reversal of impairment charge	524.1	0.0
Balance, end of the year	1,940.2	1,868.2
Exploration and evaluation assets
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	169.2	155.1
Exploration and evaluation expenditures1	20.2	4.1
Acquired Exploration and evaluation assets	52.5	10.0
Reversal of impairment charge	400.0
Sale of a 30% interest in the Côté Gold Project	(167.3)
Balance, end of the year	474.6	169.2
Exploration and evaluation assets | Côté Gold Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	154.9	151.0
Exploration and evaluation expenditures1	8.1	3.9
Acquired Exploration and evaluation assets	0.0	0.0
Reversal of impairment charge	400.0
Sale of a 30% interest in the Côté Gold Project	(167.3)
Balance, end of the year	395.7	154.9
Exploration and evaluation assets | Saramacca Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	10.0	0.0
Exploration and evaluation expenditures1	11.2	0.0
Acquired Exploration and evaluation assets	15.9	10.0
Reversal of impairment charge	0.0
Sale of a 30% interest in the Côté Gold Project	0.0
Balance, end of the year	37.1	10.0
Exploration and evaluation assets | Siribaya Project
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	0.0	0.0
Exploration and evaluation expenditures1	0.0	0.0
Acquired Exploration and evaluation assets	36.6	0.0
Reversal of impairment charge	0.0
Sale of a 30% interest in the Côté Gold Project	0.0
Balance, end of the year	36.6	0.0
Exploration and evaluation assets | Other Projects
Reconciliation of changes in property, plant and equipment [abstract]
Balance, beginning of the year	4.3	4.1
Exploration and evaluation expenditures1	0.9	0.2
Acquired Exploration and evaluation assets	0.0	0.0
Reversal of impairment charge	0.0
Sale of a 30% interest in the Côté Gold Project	0.0
Balance, end of the year	$ 5.2	$ 4.3